Fair values of financial instruments not carried at fair value - Fair values of HSBC Holdings' financial instruments not carried at fair value on the balance sheet (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 2,433,785	$ 2,293,296
Financial liabilities	2,220,739	2,099,449
Deposits by banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	69,922	59,939
Debt securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	169,639	155,683
Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	44,116	44,567
Loans and advances to banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	90,393	88,126
Fair value | Deposits by banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	69,892	59,925
Fair value | Loans and advances to banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	90,391	88,140
HSBC Holdings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	97,335	83,525
Financial liabilities	87,730	75,796
HSBC Holdings | Deposits by banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	2,571	2,157
HSBC Holdings | Debt securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	51,754	38,571
HSBC Holdings | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	28,646	27,707
HSBC Holdings | Loans and advances to banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	76,627	77,421
HSBC Holdings | Fair value | Deposits by banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	2,571	2,156
HSBC Holdings | Fair value | Loans and advances to banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	78,534	79,985
At cost | Debt securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	64,546	65,915
At cost | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	19,826	20,984
At cost | Fair value | Debt securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	65,138	66,386
At cost | Fair value | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	24,095	23,556
At cost | HSBC Holdings | Debt securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	34,258	21,805
At cost | HSBC Holdings | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	15,877	15,189
At cost | HSBC Holdings | Fair value | Debt securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	36,611	23,147
At cost | HSBC Holdings | Fair value | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	$ 19,596	$ 17,715